Financial results, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income:
Interest income	$ 16,048	$ 7,134	$ 5,781
Foreign exchange gain	0	90,930	19,278
Gain from interest rate/foreign exchange rate derivative financial instruments	0	3,501	0
Other income	760	55,535	249
Finance income	16,808	157,100	25,308
Finance costs:
Interest expense	(40,869)	(31,906)	(50,037)
Finance cost related to lease liabilities	(32,938)	(40,203)	(31,113)
Cash flow hedge - transfer from equity	(28,650)	(36,863)	(40,195)
Foreign exchange losses, net	(37,569)	0	0
Taxes	(7,572)	(5,473)	(4,862)
Loss from interest rate/foreign exchange rate derivative financial instruments	(9,347)	0	(2,384)
Other expenses	(9,496)	(7,642)	(9,009)
Finance costs	(166,441)	(122,087)	(137,600)
Other financial results - Net gain / (loss) of inflation effects on monetary items	2,421	28,816	(2,144)
Financial results, net	$ (147,212)	$ 63,829	$ (114,436)